Cover	Mar. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2023
Entity File Number	001-38090
Entity Registrant Name	Solaris Oilfield Infrastructure, Inc.
Entity Central Index Key	0001697500
Entity Tax Identification Number	81-5223109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9811 Katy Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	501-3070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	SOI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false